Summary of Significant Accounting Policies (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Lease merchandise at cost	$ 34,655,190	$ 34,501,555	$ 33,264,810
Accumulated depreciation	(15,050,985)	(11,974,953)	(11,578,267)
Impairment reserve	(1,797,622)	(1,111,280)	(3,116,083)
Lease merchandise, net	$ 17,806,583	$ 21,415,322	$ 18,570,460